Net Income Per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013 ParticipatingSecurities		Dec. 31, 2012		Dec. 31, 2011
Basic
Average common shares outstanding (in shares)									100,897,512		101,714,901		103,471,323
Net income	$ 116,123	$ 262,966	$ 257,287	$ 116,185	$ 68,052	$ 234,953	$ 227,813	$ 100,216	$ 752,561		$ 631,034		$ 441,860
Less net income allocated to unvested restricted shares									(4,596)		(5,114)		(4,825)
Net income allocated to common shares									747,965		625,920		437,035
Net income per common share - basic (in dollars per share)	$ 1.16	$ 2.61	$ 2.51	$ 1.13	$ 0.66	$ 2.29	$ 2.23	$ 0.97	$ 7.41		$ 6.15		$ 4.22
Diluted
Average common shares outstanding (in shares)									100,897,512		101,714,901		103,471,323
Stock options and other contingently issuable shares (in shares)									2,151,359	[1]	2,215,528	[1]	2,200,650	[1]
Average common shares outstanding assuming dilution (in shares)									103,048,871		103,930,429		105,671,973
Net income	116,123	262,966	257,287	116,185	68,052	234,953	227,813	100,216	752,561		631,034		441,860
Less net income allocated to unvested restricted shares assuming dilution									(4,509)		(5,008)		(4,756)
Net income allocated to common shares assuming dilution									$ 748,052		$ 626,026		$ 437,104
Net income per common share - diluted (in dollars per share)	$ 1.14	$ 2.55	$ 2.46	$ 1.11	$ 0.65	$ 2.24	$ 2.17	$ 0.95	$ 7.26		$ 6.02		$ 4.14
Net Income Per Common Share (Textual) [Abstract]
Common shares outstanding, anti-dilutive									842,354		1,047,734		101,260
Classes of participating securities									2
Percent common shares representing outstanding shares	99.00%								99.00%
Percent restricted shares representing outstanding shares	1.00%								1.00%

[1]	Stock options and other contingently issuable shares excludes 842,354, 1,047,734 and 101,260 shares at December 31, 2013, 2012 and 2011, respectively, due to their anti-dilutive effect.